Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,521,458	$ 2,323,270
Net amount at risk	28,742	57,300
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,816,268	1,609,269
Net amount at risk	$ 7,444	$ 17,498
Weighted age (years)	63 years 1 month 6 days	62 years 7 months 6 days
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 620,999	$ 625,964
Net amount at risk	$ 20,606	$ 38,380
Weighted age (years)	65 years 8 months 12 days	65 years
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 84,191	$ 88,037
Net amount at risk	$ 692	$ 1,422
Weighted age (years)	65 years 8 months 12 days	75 years 8 months 12 days
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 135,867	$ 149,030
Net amount at risk	26,033	32,266
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	7,717	8,756
Net amount at risk	$ 133	$ 143
Weighted age (years)	67 years 9 months 18 days	66 years 8 months 12 days
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 128,150	$ 140,274
Net amount at risk	$ 25,900	$ 32,123
Weighted age (years)	65 years 1 month 6 days	64 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 466,877	$ 465,804
Net amount at risk	8,962	24,592
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	17,899	19,420
Net amount at risk	$ 61	$ 549
Weighted age (years)	69 years 9 months 18 days	68 years 10 months 24 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 44,589	$ 48,571
Net amount at risk	$ 69	$ 1,636
Weighted age (years)	64 years 1 month 6 days	63 years 3 months 18 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 19,140	$ 20,690
Net amount at risk	$ 331	$ 1,307
Weighted age (years)	64 years 3 months 18 days	63 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 385,249	$ 377,123
Net amount at risk	$ 8,501	$ 21,100
Weighted age (years)	63 years 7 months 6 days	63 years
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,549,543	$ 1,480,507
Net amount at risk	278,687	247,114
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 61,926	$ 62,096
Weighted age (years)	67 years 9 months 18 days	67 years 1 month 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 72,366	$ 78,108
Net amount at risk	$ 6,887	$ 8,170
Weighted age (years)	67 years 9 months 18 days	70 years 8 months 12 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 28,562	$ 30,070
Net amount at risk	$ 6,286	$ 6,520
Weighted age (years)	70 years 2 months 12 days	69 years 1 month 6 days
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,386,689	$ 1,310,233
Net amount at risk	$ 265,514	$ 232,424
Weighted age (years)	61 years 2 months 12 days	60 years 8 months 12 days